UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4626

                          Tax-Free Trust or Oregon
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	9/30

				Date of reporting period:	3/31/07

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS



SEMI-ANNUAL
REPORT

MARCH 31, 2007

                                TAX-FREE TRUST OF
                                     OREGON

                          A TAX-FREE INCOME INVESTMENT

                       [LOGO OF TAX-FREE TRUST OF OREGON:
                          A SQUARE WITH TWO PINE TREES
                             IN FRONT OF A MOUNTAIN]

[LOGO OF THE AQUILA
GROUP OF FUNDS:                  ONE OF THE
AN EAGLE'S HEAD]           AQUILA GROUP OF FUNDS(SM)

[LOGO OF TAX-FREE SERVING OREGON INVESTORS FOR MORE THAN TWO DECADES TRUST OF OREGON:
A SQUARE WITH               TAX-FREE TRUST OF OREGON
TWO PINE TREES
IN FRONT OF A            "TAX-FREE IN BLACK AND WHITE"
MOUNTAIN]

                                                                       May, 2007

Dear Fellow Shareholder:

      We have all seen and heard the words "tax-free" over and over in various contexts. In fact, the name of the Trust contains the words "tax-free." But, what does that really mean to you in black and white?

      As you know, you have to pay federal, state, and/or local taxes on the dividends distributed to you by a taxable mutual fund. Thus, a bond fund which invests in tax-free municipal bonds, such as Tax-Free Trust of Oregon, may actually generate more net dividend income than a taxable bond fund with a higher stated yield.

      How is this possible? Let's use a simple example.

      Suppose you invest $10,000 in a hypothetical TAX-FREE municipal bond fund with a yield of 4%, paying dividends that are EXEMPT FROM FEDERAL INCOME TAXES, and you also invest $10,000 in a hypothetical taxable bond fund with a yield of 5.5%, paying dividends that are TAXABLE AT THE FEDERAL LEVEL. The example below shows the outcome for an investor in the 33% federal income tax bracket. As you can see, your investment in the tax-free municipal bond fund would have ended up with more after-tax income even though the fund's yield was lower.

            [Graphic of a bar chart with the following information:]

                                                  Federal             Interest Income
                                                Income Taxes             After Taxes
Tax-Free Municipal Bond Fund Yielding 4%                           $400 Assumes no taxes

Taxable Bond Fund Yielding 5.5%             $181.50 Tax Rate 33%          $368.50

      To help you compare taxable bond funds versus tax-free municipal bond funds, a taxable-equivalent yield is often used. The taxable-equivalent yield provides you with the rate that a taxable bond fund would have to yield to give you the same after-tax yield as a tax-free municipal bond fund. (You should be aware that the calculation does not take into account the impact of state income taxes, or any alternative minimum taxes, to which some investors may be subject.)


                      NOT A PART OF THE SEMI-ANNUAL REPORT

In its simplest terms,

--------------------------------------------------------------------------------
   Yield of tax-free municipal bond fund
   -------------------------------------      =    Your taxable-equivalent yield
   1.00 - your federal income tax rate
--------------------------------------------------------------------------------

      Using the above tax-free example of a 4% yield and a federal tax bracket of 33%, the calculation would be as follows:

--------------------------------------------------------------------------------
        4
   -----------                                =    5.97%
   1.00 - 0.33
--------------------------------------------------------------------------------

      In other words, a tax-free investment of 4.00% and a taxable investment of 5.97% would provide the same yield after taxes.

      EFFECT OF FEDERAL INCOME TAXES ON YIELDS OF TAX-EXEMPT AND TAXABLE INSTRUMENTS

                                                   4.00% TAX-FREE BOND          5.97% TAXABLE BOND
      Cash investment                                     $10,000                     $10,000
      Interest                                             $400                        $597
      33% Federal income tax                                $0                        $197.01
      Net return                                           $400                       $399.99
      Yield on investment after federal taxes              4.0%                        4.0%

      You should be aware that dividends paid by tax-free municipal bond funds, such as Tax-Free Trust of Oregon, are often also exempt from state and/or local taxes. FACTORING IN THE EXEMPTION AT THE STATE AND/OR LOCAL LEVEL WOULD HAVE THE EFFECT OF INCREASING THE TAXABLE EQUIVALENT YIELD EVEN FURTHER.

      So, the next time that you see the phrase "tax-free," remember that in black and white, it oftentimes means more money into your pocket.

                                   Sincerely,


/s/ Diana P. Herrmann                     /s/ Lacy B. Herrmann

Diana P. Herrmann                         Lacy B. Herrmann
President                                 Founder and Chairman Emeritus

For certain investors, some dividends of your Trust may be subject to Federal and State taxes. These hypothetical examples are not intended to predict or project investment performance. Your own results will vary. State and local taxes, fees and expenses, if any, are not taken into account.


                      NOT A PART OF THE SEMI-ANNUAL REPORT

                            TAX-FREE TRUST OF OREGON
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)

                                                                                               RATING
     PRINCIPAL                                                                                MOODY'S/
      AMOUNT        STATE OF OREGON GENERAL OBLIGATION BONDS (51.9%)                             S&P              VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    Bend, Oregon Transportation Highway System
                        (MBIA Corporation Insured)
$      1,135,000    5.300%, 09/01/17 .................................................         Aaa/NR        $   1,191,875
                    Benton and Linn Counties Oregon School District
                        #509J (Financial Security Assurance Insured)
       4,670,000    5.000%, 06/01/21 pre-refunded ....................................         Aaa/NR            5,006,707
                    Chemeketa, Oregon Community College District
                        (Financial Guaranty Insurance Corporation
                        Insured), Escrowed to Maturity
       1,385,000    5.500%, 06/01/14 .................................................         Aaa/AAA           1,539,524
                    Clackamas, Oregon Community College District
                        (Financial Guaranty Insurance Corporation Insured)
       3,955,000    5.250%, 06/15/17 pre-refunded ....................................         Aaa/AAA           4,202,148
                    Clackamas, Oregon Community College District
                        (MBIA Corporation Insured)
       1,535,000    5.000%, 05/01/25 .................................................         Aaa/AAA           1,637,569
                    Clackamas, Oregon School District #12 (North
                        Clackamas) Convertible Capital Appreciation
                        Bonds (Financial Security Assurance Insured)
                        (converts to a 5% coupon on 06/15/11)
       4,250,000    zero coupon, 06/15/29 ............................................         Aaa/AAA           3,658,145
                    Clackamas County, Oregon School District #12 (North
                        Clackamas)  (Financial Security Assurance Insured)
       9,110,000    5.000%, 06/15/17 .................................................         Aaa/AAA           9,970,075
                    Clackamas County, Oregon School District #62 (Oregon
                        City) (State School Bond Guaranty Program)
       2,055,000    5.500%, 06/15/20 pre-refunded ....................................         Aa3/AAA           2,170,532
                    Clackamas County, Oregon School District #86
                        (Canby) (Financial Security Assurance Insured)
       2,240,000    5.000%, 06/15/19 .................................................         Aaa/AAA           2,391,872
       1,000,000    5.000%, 06/15/23 .................................................         Aaa/AAA           1,062,060
       1,000,000    5.000%, 06/15/25 .................................................         Aaa/AAA           1,060,630
                    Clackamas County, Oregon School District #108
                        (Estacada) (Financial Security Assurance Insured)
       1,295,000    5.375%, 06/15/17 pre-refunded ....................................         Aaa/AAA           1,382,166
       2,000,000    5.000%, 06/15/25 pre-refunded ....................................         Aaa/AAA           2,105,680

                                                                                               RATING
   PRINCIPAL                                                                                  MOODY'S/
    AMOUNT          STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)                         S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    Clackamas County, Oregon School District #115
                        (Gladstone) (MBIA Corporation Insured)
$      2,250,000    zero coupon, 06/15/25 ............................................         NR/AAA        $     969,593
                    Clackamas County, Oregon Tax Allocation
         705,000    6.500%, 05/01/20 .................................................         NR/NR*              705,804
                    Clatsop County, Oregon School District #1 (Astoria)
                        (State School Bond Guaranty Program)
       1,895,000    5.500%, 06/15/19 pre-refunded ....................................         NR/AA-            2,001,537
                    Columbia County, Oregon School District #502
                        (Financial Guaranty Insurance Corporation Insured)
       2,070,000    zero coupon, 06/01/15 ............................................         Aaa/AAA           1,486,529
                    Columbia Gorge, Oregon Community College
                        District (MBIA Corporation Insured)
       1,000,000    5.000%, 06/15/22 .................................................         Aaa/NR            1,063,490
                    Deschutes County, Oregon (Financial Security
                        Assurance Insured)
       2,000,000    5.000%, 12/01/14 .................................................         Aaa/NR            2,131,540
       1,615,000    5.000%, 12/01/15 .................................................         Aaa/NR            1,716,987
       2,260,000    5.000%, 12/01/16 .................................................         Aaa/NR            2,401,521
                    Deschutes County, Oregon Administrative School
                        District #1 (Bend-LaPine)
       1,500,000    5.000%, 12/01/17 pre-refunded ....................................          A1/NR            1,547,820
                    Deschutes County, Oregon Administrative School
                        District #1 (Bend-LaPine)
                    (Financial Security Assurance Insured)
       1,145,000    5.500%, 06/15/14 pre-refunded ....................................         Aaa/NR            1,227,600
       1,300,000    5.500%, 06/15/16 pre-refunded ....................................         Aaa/NR            1,393,782
       1,355,000    5.500%, 06/15/18 pre-refunded ....................................         Aaa/NR            1,452,750
       3,000,000    5.125%, 06/15/21 pre-refunded ....................................         Aaa/NR            3,172,980
                    Deschutes County, Oregon School District #6
                        (Sisters) (Financial Security Assurance Insured)
       1,735,000    5.250%, 06/15/19 .................................................         Aaa/AAA           1,946,184
       1,030,000    5.250%, 06/15/21 .................................................         Aaa/AAA           1,163,591
                    Deschutes and Jefferson Counties, Oregon School
                        District #02J (Redmond) (Financial Guaranty
                        Insurance Corporation Insured)
       1,000,000    5.000%, 06/15/21 .................................................         Aaa/NR            1,061,950
       2,330,000    zero coupon, 06/15/22 ............................................         Aaa/NR            1,204,330

                                                                                               RATING
   PRINCIPAL                                                                                  MOODY'S/
    AMOUNT          STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)                         S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    Douglas County, Oregon School District #116 (Winston-
                        Dillard) (State School Bond Guaranty Program)
$      1,020,000    5.625%, 06/15/20 pre-refunded ....................................         NR/AA-        $   1,081,159
                    Eugene, Oregon  (Parks and Open Space)
       1,465,000    5.250%, 02/01/18 pre-refunded ....................................         Aa2/NR            1,507,251
       1,000,000    5.250%, 02/01/19 pre-refunded ....................................         Aa2/NR            1,028,840
                    Gresham, Oregon (Financial Security Assurance Insured)
       1,155,000    5.375%, 06/01/18 .................................................         Aaa/NR            1,245,032
                    Jackson County, Oregon School District #4 (Phoenix-
                        Talent) (Financial Security Assurance Insured)
       1,395,000    5.500%, 06/15/18 pre-refunded ....................................         Aaa/AAA           1,495,635
                    Jackson County, Oregon School District #9 (Eagle
                        Point) (MBIA Corporation Insured)
       2,080,000    5.500%, 06/15/15 .................................................         Aaa/NR            2,330,037
       1,445,000    5.500%, 06/15/16 .................................................         Aaa/NR            1,629,310
                    Jackson County, Oregon School District #9 (Eagle
                        Point) (State School Bond Guaranty Program)
       1,120,000    5.625%, 06/15/17 pre-refunded ....................................         Aa3/NR            1,206,195
       1,880,000    5.000%, 06/15/21 pre-refunded ....................................         Aa3/NR            1,979,339
                    Jackson County, Oregon School District #549
                        (Medford) (State School Bond Guaranty Program)
       1,750,000    5.000%, 06/15/12 .................................................         Aa3/NR            1,854,878
                    Jefferson County, Oregon School District #509J
                        (Financial Guaranty Insurance Corporation Insured)
       1,215,000    5.250%, 06/15/14 .................................................         Aaa/AAA           1,306,210
       1,025,000    5.250%, 06/15/17 .................................................         Aaa/AAA           1,100,440
                    Josephine County, Oregon Three Rivers School District
                        (Financial Guaranty Insurance Corporation Insured)
       1,000,000    5.000%, 12/15/19 .................................................         Aaa/NR            1,097,750
                    Josephine County, Oregon Three Rivers School District
                        (Financial Security Assurance Insured)
       1,780,000    5.250%, 06/15/18 pre-refunded ....................................         Aaa/NR            1,891,232
                    Lane County, Oregon School District #19 (Springfield)
                        (Financial Security Assurance Insured)
       3,750,000    zero coupon, 06/15/28 ............................................         Aaa/NR            1,397,850

                                                                                               RATING
   PRINCIPAL                                                                                  MOODY'S/
    AMOUNT          STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)                         S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    Lane County, Oregon School District #40 (Creswell)
                        (Financial Security Assurance Insured)
$      2,000,000    4.250%, 06/15/27 .................................................         NR/AAA        $   1,957,400
                    Lane County, Oregon School District #40 (Creswell)
                        (State School Bond Guaranty Program)
       1,430,000    5.375%, 06/15/20 pre-refunded ....................................         NR/AA-            1,505,046
                    Lane and Douglas Counties, Oregon School District
                        #97J (Siuslaw) (Financial Guaranty Insurance
                        Corporation Insured)
       1,340,000    5.375%, 06/15/17 .................................................         Aaa/NR            1,508,505
                    Lane and Douglas Counties, Oregon School District
                        #97J (Siuslaw) (State School Bond Guaranty Program)
       1,000,000    5.400%, 06/15/19 pre-refunded ....................................         Aa3/NR            1,037,640
                    Lincoln County, Oregon School District (Financial
                        Guaranty Insurance Corporation Insured)
       1,245,000    5.250%, 06/15/12 .................................................         Aaa/AAA           1,287,430
                    Linn County, Oregon School District #7 (Harrisburg)
                        (State School Bond Guaranty Program)
       1,660,000    5.500%, 06/15/19 pre-refunded ....................................         NR/AA-            1,753,325
                    Linn County, Oregon School District #9 (Lebanon)
                        (Financial Guaranty Insurance Corporation Insured)
       3,000,000    5.600%, 06/15/30 pre-refunded ....................................         Aaa/AAA           3,316,410
                    Linn County, Oregon School District #9 (Lebanon)
                        (MBIA Corporation Insured)
       2,500,000    5.000%, 06/15/30 .................................................         Aaa/AAA           2,590,675
                    Madras Aquatic Center District, Oregon
       1,695,000    5.000%, 06/01/22 .................................................         NR/NR*            1,765,156
                    Metro, Oregon
       3,000,000    5.250%, 09/01/14 .................................................         Aaa/AAA           3,202,470
                    Morrow County, Oregon School District #1
                        (Financial Security Assurance Insured)
       1,710,000    5.250%, 06/15/19 .................................................         Aaa/AAA           1,918,141
                    Multnomah County, Oregon School District #7
                        (Reynolds) (MBIA Corporation Insured)
       2,625,000    5.000%, 06/01/25 .................................................         Aaa/NR            2,715,405

                                                                                               RATING
   PRINCIPAL                                                                                  MOODY'S/
    AMOUNT          STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)                         S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    Multnomah County, Oregon School District #7
                        (Reynolds) (State School Bond Guaranty Program)
$        500,000    5.625%, 06/15/17 pre-refunded ....................................         Aa3/AA-      $      538,480
       2,375,000    5.125%, 06/15/19 pre-refunded ....................................         Aa3/AA-           2,511,943
                    Multnomah and Clackamas Counties, Oregon School
                        District #10 (Gresham-Barlow) (Financial Security
                        Assurance Insured)
       1,140,000    5.000%, 06/15/16 .................................................         Aaa/AAA           1,214,191
       1,500,000    5.500%, 06/15/18 pre-refunded ....................................         Aaa/AAA           1,608,210
       4,775,000    5.250%, 06/15/19 .................................................         Aaa/AAA           5,331,717
       2,650,000    5.000%, 06/15/21 pre-refunded ....................................         Aaa/AAA           2,790,026
                    Multnomah and Clackamas Counties, Oregon School
                        District #28JT (Centennial) (Financial Security
                        Assurance Insured)
       2,680,000    5.250%, 12/15/18 .................................................         Aaa/NR            3,011,704
                    Oak Lodge, Oregon Water District (AMBAC Indemnity
                        Corporation Insured)
         215,000    7.400%, 12/01/07 .................................................         Aaa/AAA             216,269
                    Oregon Coast Community College District (MBIA
                        Corporation Insured)
       1,590,000    5.250%, 06/15/17 .................................................         Aaa/NR            1,728,680
       1,475,000    5.250%, 06/15/20 .................................................         Aaa/NR            1,594,977
                    State of Oregon
       2,115,000    5.250%, 10/15/14 .................................................         Aa3/AA-           2,283,058
                    State of Oregon Board of Higher Education
         820,000    zero coupon, 08/01/16 ............................................         Aa3/AA-             555,509
       5,000,000    5.000%, 08/01/20 .................................................         Aa3/AA-           5,334,100
       2,560,000    5.500%, 08/01/21 pre-refunded ....................................         Aa3/AA-           2,689,818
       2,000,000    5.000%, 08/01/21 .................................................         Aa3/AA-           2,143,240
       2,130,000    5.000%, 08/01/22 .................................................         Aa3/AA-           2,184,826
                    State of Oregon Elderly and Disabled Housing
          40,000    6.250%, 08/01/13 .................................................         Aa3/AA-              40,083
                    State of Oregon Veterans' Welfare
         700,000    9.200%, 10/01/08 .................................................         Aa3/NR              755,370
         640,000    5.200%, 10/01/18 .................................................         Aa3/AA-             652,294
       3,000,000    4.300%, 12/01/26 .................................................         Aa3/AA-           2,993,520

                                                                                               RATING
   PRINCIPAL                                                                                  MOODY'S/
    AMOUNT          STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)                         S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    Portland, Oregon
$      1,000,000    4.600%, 06/01/14 .................................................         Aaa/NR        $   1,028,960
       2,975,000    zero coupon, 06/01/15 ............................................         Aa2/NR            2,127,899
       1,120,000    5.125%, 06/01/18 .................................................         Aaa/NR            1,152,290
      10,480,000    4.350%, 06/01/23 .................................................         Aa2/NR           10,637,927
                    Portland, Oregon Community College District
       3,115,000    5.125%, 06/01/16 pre-refunded ....................................         Aa2/AA            3,290,624
       2,350,000    5.000%, 06/01/21 pre-refunded ....................................         Aa2/AA            2,471,260
                    Portland, Oregon Community College District
                        (Financial Guaranty Insurance Corporation
                        Insured)
       1,395,000    5.000%, 06/01/17 pre-refunded ....................................         Aaa/AAA           1,466,982
                    Rogue Community College District, Oregon
                        (MBIA Corporation Insured)
       1,540,000    5.000%, 06/15/20 .................................................         Aaa/NR            1,645,536
       1,000,000    5.000%, 06/15/22 .................................................         Aaa/NR            1,064,210
                    Salem-Keizer, Oregon School District #24J
                        (Financial Security Assurance Insured)
       1,000,000    4.875%, 06/01/14 .................................................         Aaa/AAA           1,013,950
       1,000,000    5.000%, 06/15/19 .................................................         Aaa/AAA           1,062,590
                    Southwestern Oregon Community College District
                        (MBIA Corporation Insured)
       1,120,000    6.000%, 06/01/25 pre-refunded ....................................         Aaa/AAA           1,198,814
                    Tillamook County, Oregon School District #9
                        (Financial Security Assurance Insured)
       3,000,000    5.250%, 06/15/22 pre-refunded ....................................         Aaa/AAA           3,225,210
                    Tillamook and Yamhill Counties, Oregon School
                        District #101 (Nestucca Valley) (Financial Security
                        Assurance Insured)
       1,560,000    5.000%, 06/15/25 .................................................         NR/AAA            1,654,583
                    Umatilla County, Oregon School District #16R
                        (Pendleton) (Financial Guaranty Insurance
                        Corporation Insured)
       1,550,000    5.500%, 07/01/12 .................................................         Aaa/NR            1,684,819

                                                                                               RATING
   PRINCIPAL                                                                                  MOODY'S/
    AMOUNT          STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)                         S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    Wasco County, Oregon School District #12 (The
                        Dalles) (Financial Security Assurance Insured)
$      1,135,000    6.000%, 06/15/15 pre-refunded ....................................         Aaa/AAA       $   1,215,789
       1,400,000    5.500%, 06/15/17 .................................................         Aaa/AAA           1,590,680
       1,790,000    5.500%, 06/15/20 .................................................         Aaa/AAA           2,061,149
                    Washington County, Oregon
       2,465,000    5.000%, 06/01/23 .................................................         Aa2/NR            2,657,344
                    Washington County, Oregon School District #15
                        (Forest Grove) (Financial Security Assurance
                        Insured)
       1,760,000    5.375%, 06/15/16 pre-refunded ....................................         Aaa/NR            1,878,466
       2,000,000    5.000%, 06/15/21 pre-refunded ....................................         Aaa/NR            2,105,680
                    Washington County, Oregon School District
                        #48J (Beaverton)
       1,620,000    5.125%, 01/01/16 pre-refunded ....................................         Aa2/AA-           1,703,932
                    Washington County, Oregon School District
                        #48J (Beaverton) (Financial Guaranty Insurance
                        Corporation Insured)
       2,500,000    5.375%, 06/01/19 pre-refunded ....................................         Aaa/AAA           2,591,225
                    Washington and Clackamas Counties, Oregon School
                        District #23 (Tigard) (MBIA Corporation Insured)
       2,700,000    5.375%, 06/15/14 pre-refunded ....................................         Aaa/NR            2,918,511
       2,525,000    5.375%, 06/15/20 pre-refunded ....................................         Aaa/NR            2,729,348
                    Washington, Clackamas and Yamhill County, Oregon
                        School District #88J (Sherwood) (MBIA Insured)
       3,000,000    4.500%, 12/15/31 .................................................         Aaa/NR            3,012,000
                    Washington, Clackamas, and Yamhill County, Oregon
                        School District #88J (Sherwood) (Financial
                        Security Assurance Insured)
       2,055,000    5.125%, 06/15/12 pre-refunded ....................................         Aaa/NR            2,120,534
                    Washington, Clackamas, and Yamhill County, Oregon
                        School District #88J (Sherwood) (MBIA
                        Corporation Insured)
       3,425,000    zero coupon, 06/15/31 ............................................         Aaa/NR            1,102,439

                                                                                               RATING
   PRINCIPAL                                                                                  MOODY'S/
    AMOUNT          STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)                         S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    Washington, Multnomah and Yamhill County,
                        Oregon School District #1J (Hillsboro)
$      1,295,000    5.250%, 06/01/13 pre-refunded ....................................         Aa3/NR        $   1,338,926
                    Washington, Multnomah and Yamhill County,
                        Oregon School District #1J (Hillsboro) (MBIA
                        Corporation Insured)
       5,000,000    zero coupon, 06/15/26 ............................................         Aaa/NR            2,053,350
                    Yamhill County, Oregon School District #29J
                        (Newberg) (MBIA Corporation Insured)
       3,765,000    5.250%, 06/15/20 pre-refunded ....................................         Aaa/NR            4,047,639
                                                                                                             -------------
                    Total General Obligation Bonds ...................................                         220,766,413
                                                                                                             -------------
                    STATE OF OREGON REVENUE BONDS (45.3%)
                    ------------------------------------------------------------------

                    Airport Revenue Bonds (0.7%)
                    ------------------------------------------------------------------
                    Port of Portland, Oregon Airport (AMBAC Indemnity
                        Corporation Insured)
       3,000,000    5.500%, 07/01/24 .................................................         Aaa/AAA           3,130,050
                                                                                                             -------------
                    Certificates of Participation Revenue Bonds (5.7%)
                    ------------------------------------------------------------------
                    Oregon State Department Administrative Services
         595,000    5.000%, 11/01/19 .................................................         Aaa/AAA             605,240
                    Oregon State Department Administration Services
                        (AMBAC Indemnity Corporation Insured)
         500,000    5.375%, 05/01/14 .................................................         Aaa/AAA             536,880
       1,120,000    5.000%, 05/01/21 .................................................         Aaa/AAA           1,170,949
       3,500,000    6.000%, 05/01/26 pre-refunded ....................................         Aaa/AAA           3,769,465
                    Oregon State Department Administrative Services
                        (Financial Guaranty Insurance Corporation Insured)
       2,000,000    5.000%, 11/01/20 .................................................         Aaa/AAA           2,140,920
       2,660,000    5.000%, 11/01/23 .................................................         Aaa/AAA           2,839,231
       2,945,000    5.000%, 11/01/24 .................................................         Aaa/AAA           3,141,049
       1,475,000    5.000%, 11/01/26 .................................................         Aaa/AAA           1,569,592
       3,880,000    5.000%, 11/01/27 .................................................         Aaa/AAA           4,138,292

                                                                                               RATING
    PRINCIPAL                                                                                 MOODY'S/
     AMOUNT         STATE OF OREGON REVENUE BONDS (CONTINUED)                                    S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    Oregon State Department of Administrative Services
                        (Financial Security Assurance Insured)
$      1,135,000    5.000%, 05/01/15 .................................................         Aaa/AAA       $   1,208,866
       1,770,000    5.000%, 05/01/19 .................................................         Aaa/AAA           1,880,324
       1,000,000    5.000%, 05/01/22 .................................................         Aaa/AAA           1,057,270
                                                                                                             -------------
                    Total Certificates of Participation Revenue Bonds ................                          24,058,078
                                                                                                             -------------

                    Hospital Revenue Bonds (10.4%)
                    ------------------------------------------------------------------

                    Clackamas County, Oregon Hospital Facilities
                        Authority (Legacy Health System)
       2,000,000    5.250%, 02/15/17 .................................................         A1/AA-            2,085,020
       2,980,000    5.250%, 02/15/18 .................................................         A1/AA-            3,092,942
       4,025,000    5.250%, 05/01/21 .................................................         A1/AA-            4,224,882
                    Clackamas County, Oregon Hospital Facilities
                        Authority (Legacy Health System) (MBIA
                        Corporation Insured)
       2,650,000    4.750%, 02/15/11 .................................................         Aaa/AAA           2,730,534
                    Clackamas County, Oregon Hospital Facilities
                        Authority (Mary's Woods)
       3,480,000    6.625%, 05/15/29 pre-refunded ....................................         NR/NR**           3,751,614
                    Deschutes County, Oregon Hospital Facilities
                        Authority (Cascade Health)
       2,000,000    5.600%, 01/01/27 pre-refunded ....................................          A1/NR            2,166,460
       3,000,000    5.600%, 01/01/32 pre-refunded ....................................          A1/NR            3,249,690
                    Klamath Falls, Oregon Inter Community Hospital
                        (Merle West) (Assured Guaranty Corporation Insured)
       1,000,000    4.500%, 09/01/33 .................................................         NR/AAA              996,900
       5,000,000    5.000%, 09/01/36 .................................................         NR/AAA            5,272,250
                    Medford, Oregon Hospital Facilities Authority
         705,000    5.000%, 08/15/18 MBIA Insured pre-refunded .......................         Aaa/AAA             724,994
         345,000    5.000%, 08/15/18 MBIA Insured ....................................         Aaa/AAA             353,297
                    Multnomah County, Oregon Hospital Facilities
                        Authority (Providence Health System)
       2,390,000    5.250%, 10/01/22 .................................................         Aa2/AA            2,553,022
                    Multnomah County, Oregon Hospital Facilities
                        Authority (Terwilliger Plaza Project)
       1,250,000    5.250%, 12/01/36 .................................................         NR/NR*            1,278,138

                                                                                               RATING
    PRINCIPAL                                                                                 MOODY'S/
     AMOUNT         STATE OF OREGON REVENUE BONDS (CONTINUED)                                    S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    Oregon Health Sciences University Series B (MBIA
                        Corporation Insured)
$      1,400,000    5.250%, 07/01/15 .................................................         Aaa/AAA       $   1,419,250
                    Salem, Oregon Hospital
       4,500,000    4.500%, 08/15/30 .................................................          NR/A+            4,442,085
                    State of Oregon Health Housing Educational and
                        Cultural Facilities Authority (Peacehealth)
                        (AMBAC Indemnity Corporation Insured)
       2,300,000    5.250%, 11/15/17 .................................................         Aaa/AAA           2,451,110
       1,850,000    5.000%, 11/15/26 .................................................         Aaa/AAA           1,930,771
       1,430,000    5.000%, 11/15/32 .................................................         Aaa/AAA           1,485,899
                                                                                                             -------------
                    Total Hospital Revenue Bonds .....................................                          44,208,858
                                                                                                             -------------
                    Housing, Educational, and Cultural Revenue Bonds (4.8%)
                    ------------------------------------------------------------------
                    Forest Grove, Oregon (Pacific University)
                        (Radian Insured)
       4,000,000    5.000%, 05/01/22 .................................................         Aa3/AA            4,172,560
                    Multnomah County, Oregon Educational Facility
                        (University of Portland)
       1,000,000    6.000%, 04/01/20 .................................................         NR/BBB+           1,052,400
                    Oregon Health Sciences University, Oregon (MBIA
                        Corporation Insured)
      11,550,000    zero coupon, 07/01/21 ............................................         Aaa/AAA           6,249,012
       3,140,000    5.250%, 07/01/22 .................................................         Aaa/AAA           3,357,665
                    Oregon State Facilities Authority (Linfield College)
       2,115,000    5.000%, 10/01/25 .................................................         Baa1/NR           2,196,512
                    Oregon State Facilities Authority (Willamette
                        University) (Financial Guaranty Corporation Insured)
         500,000    5.125%, 10/01/25 .................................................         Aaa/AAA             537,925
                    State of Oregon Housing and Community Services
           5,000    5.900%, 07/01/12 .................................................         Aa2/NR                5,063
         130,000    6.700%, 07/01/13 .................................................         Aa2/NR              130,251
         365,000    6.000%, 07/01/20 .................................................         Aa2/NR              375,676
         985,000    4.650%, 07/01/25 .................................................         Aa2/NR            1,011,408
       1,205,000    5.400%, 07/01/27 .................................................         Aa2/NR            1,234,294
                                                                                                             -------------
                    Total Housing, Educational, and Cultural Revenue Bonds ...........                          20,322,766
                                                                                                             -------------

                                                                                               RATING
    PRINCIPAL                                                                                 MOODY'S/
     AMOUNT         STATE OF OREGON REVENUE BONDS (CONTINUED)                                    S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    Transportation Revenue Bonds (4.8%)
                    Oregon St. Department Transportation Highway Usertax
$      3,025,000    5.500%, 11/15/18 pre-refunded ....................................         Aa2/AAA       $   3,306,628
       2,555,000    5.375%, 11/15/18 pre-refunded ....................................         Aa2/AAA           2,705,515
       4,545,000    5.125%, 11/15/26 .................................................         Aa2/AAA           4,809,019
       2,155,000    5.000%, 11/15/28 .................................................         Aa2/AAA           2,302,424
       1,000,000    5.000%, 11/15/29 .................................................         Aa2/AAA           1,055,630
                    Tri-County Metropolitan Transportation District, Oregon
       1,440,000    5.750%, 08/01/16 pre-refunded ....................................         NR/AAA            1,534,262
       1,775,000    5.000%, 09/01/16 .................................................         Aa3/AAA           1,876,122
                    Tri-County Metropolitan Transportation District, Oregon
                        (LOC: Morgan Guaranty Trust)
       2,500,000    5.400%, 06/01/19 pre-refunded ....................................         NR/AA-            2,615,675
                                                                                                             -------------
                    Total Transportation Revenue Bonds ...............................                          20,205,275
                                                                                                             -------------
                    Urban Renewal Revenue Bonds (3.1%)
                    ------------------------------------------------------------------
                    Portland, Oregon Airport Way Renewal and
                        Redevelopment (AMBAC Indemnity Corporation
                        Insured)
       1,640,000    6.000%, 06/15/14 pre-refunded ....................................         Aaa/NR            1,771,364
       1,765,000    5.750%, 06/15/20 pre-refunded ....................................         Aaa/NR            1,893,174
                    Portland, Oregon River District Urban Renewal and
                        Redevelopment (AMBAC Indemnity Corporation
                        Insured)
       1,915,000    5.000%, 06/15/20 .................................................         Aaa/NR            2,016,935
                    Portland, Oregon Urban Renewal Tax Allocation
                        (AMBAC Indemnity Corporation Insured)
                        (Convention Center)
       1,150,000    5.750%, 06/15/18 .................................................         Aaa/NR            1,229,914
       2,000,000    5.450%, 06/15/19 .................................................         Aaa/NR            2,119,800
                    Portland Oregon Urban Renewal Tax Allocation
                        (Interstate Corridor) (Financial Guaranty Insurance
                        Corporation Insured)
       1,890,000    5.250%, 06/15/20 .................................................         Aaa/NR            2,064,655
       1,990,000    5.250%, 06/15/21 .................................................         Aaa/NR            2,169,538
                                                                                                             -------------
                    Total Urban Renewal Revenue Bonds ................................                          13,265,380
                                                                                                             -------------

                                                                                               RATING
    PRINCIPAL                                                                                 MOODY'S/
     AMOUNT         STATE OF OREGON REVENUE BONDS (CONTINUED)                                    S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    Utility Revenue Bonds (0.7%)
                    ------------------------------------------------------------------
                    Emerald Peoples Utility District, Oregon (Financial
                        Security Assurance Insured)
$      1,455,000    5.250%, 11/01/22 .................................................         Aaa/NR        $   1,564,416
                    Eugene, Oregon Electric Utility (Financial Security
                        Assurance Insured)
       1,600,000    5.000%, 08/01/18 .................................................         Aaa/AAA           1,626,160
                                                                                                             -------------
                    Total Utility Revenue Bonds ......................................                           3,190,576
                                                                                                             -------------
                    Water and Sewer Revenue Bonds (12.9%)
                    ------------------------------------------------------------------
                    Klamath Falls, Oregon Wastewater (AMBAC
                        Indemnity Corporation Insured)
       1,545,000    5.650%, 06/01/20 pre-refunded ....................................         Aaa/AAA           1,637,731
                    Klamath Falls, Oregon Water (Financial Security
                        Assurance Insured)
       1,575,000    5.500%, 07/01/16 .................................................         Aaa/AAA           1,776,695
                    Lane County, Oregon Metropolitan Wastewater
                        (Financial Guaranty Insurance Corporation Insured)
       1,615,000    4.750%, 11/01/26 .................................................         Aaa/AAA           1,677,920
                    Lebanon, Oregon Wastewater (Financial Security
                        Assurance Insured)
       1,000,000    5.700%, 03/01/20 .................................................         Aaa/AAA           1,053,500
                    Portland, Oregon Sewer System (Financial Guaranty
                        Insurance Corporation Insured)
       2,500,000    5.750%, 08/01/19 pre-refunded ....................................         Aaa/AAA           2,665,275
                    Portland, Oregon Sewer System (Financial Security
                        Assurance Insured)
       2,760,000    5.250%, 06/01/17 .................................................         Aaa/AAA           2,974,618
       4,595,000    5.000%, 06/01/17 .................................................         Aaa/AAA           4,955,064
       3,470,000    5.000%, 06/01/21 .................................................         Aaa/AAA           3,649,850
                    Portland, Oregon Sewer System (MBIA Corporation
                        Insured)
       1,610,000    5.000%, 06/15/27 .................................................         Aaa/AAA           1,712,380
                    Portland, Oregon Water System
       7,420,000    5.500%, 08/01/19 pre-refunded ....................................         Aa1/NR            7,852,883
       1,235,000    5.500%, 08/01/20 pre-refunded ....................................         Aa1/NR            1,307,050

                                                                                               RATING
    PRINCIPAL                                                                                 MOODY'S/
     AMOUNT         STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)                         S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    Portland, Oregon Water System (MBIA Corporation
                        Insured)
$      3,415,000    4.375%, 10/01/25 .................................................         Aaa/NR        $   3,429,480
                    Salem, Oregon Water & Sewer (Financial Guaranty
                        Insurance Corporation Insured)
       1,040,000    5.000%, 06/01/17 .................................................         Aaa/AAA           1,124,521
                    Salem, Oregon Water & Sewer (Financial Security
                        Assurance Insured)
       1,000,000    5.375%, 06/01/15 .................................................         Aaa/AAA           1,111,030
       1,970,000    5.375%, 06/01/16 pre-refunded ....................................         Aaa/AAA           2,072,204
       3,025,000    5.500%, 06/01/20 pre-refunded ....................................         Aaa/AAA           3,193,130
                    Sunrise Water Authority, Oregon (Financial Security
                        Assurance Insured)
       2,630,000    5.000%, 03/01/19 .................................................         Aaa/AAA           2,797,084
       1,350,000    5.250%, 03/01/24 .................................................         Aaa/AAA           1,456,002
                    Sunrise Water Authority, Oregon (XLCA Insured)
       1,000,000    5.000%, 09/01/25 .................................................         Aaa/AAA           1,054,690
                    Washington County, Oregon Clean Water Services
                        (Financial Guaranty Insurance Corporation Insured)
         995,000    5.000%, 10/01/13 .................................................         Aaa/AAA           1,049,337
       3,525,000    5.125%, 10/01/17 .................................................         Aaa/AAA           3,711,719
                    Washington County, Oregon Clean Water Services
                        (MBIA Corporation Insured)
       2,235,000    5.250%, 10/01/15 .................................................         Aaa/AAA           2,471,754
                                                                                                             -------------
                    Total Water and Sewer Revenue Bonds ..............................                          54,733,917
                                                                                                             -------------
                    Other Revenue Bonds (2.2%)
                    ------------------------------------------------------------------
                    Oregon State Department of Administration Services
                        (Lottery Revenue) (Financial Security Assurance
                        Insured)
       2,000,000    5.750%, 04/01/14 pre-refunded ....................................         Aaa/AAA           2,099,760
       3,040,000    5.000%, 04/01/19 .................................................         Aaa/AAA           3,216,198
       3,740,000    5.000%, 04/01/27 .................................................         Aaa/AAA           3,994,694
                                                                                                             -------------
                    Total Other Revenue Bonds ........................................                           9,310,652
                                                                                                             -------------
                    Total Revenue Bonds ..............................................                         192,425,552
                                                                                                             -------------

                                                                                               RATING
    PRINCIPAL                                                                                 MOODY'S/
     AMOUNT         U.S. TERRITORY (1.4%)                                                        S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    Puerto Rico Municipal Finance Agency (Financial
                        Security Assurance Insured)
$        500,000    5.250%, 08/01/16 .................................................         Aaa/AAA       $     535,870
       5,000,000    5.250%, 08/01/20 .................................................         Aaa/AAA           5,333,850
                                                                                                             -------------
                    Total U.S. Territory Bonds .......................................                           5,869,720
                                                                                                             -------------

                    Total Municipal Bonds (cost $402,763,183-note 4) .................          98.6%          419,061,685
                    Other assets less liabilities ....................................           1.4             5,738,702
                                                                                              ------         -------------
                    Net Assets .......................................................         100.0%        $ 424,800,387
                                                                                              ======         =============

                    (*) Any security not rated (NR) by either rating service has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

                    (**) Rated AAA by Fitch.

                                                                                             PERCENT OF
                    PORTFOLIO DISTRIBUTION BY QUALITY RATING (UNAUDITED)                     PORTFOLIO
                    ----------------------------------------------------                     ---------
                    Aaa of Moody's or AAA of S&P or Fitch ............................          73.5%
                    Aa of Moody's or AA of S&P .......................................          22.1
                    A of Moody's or S&P ..............................................           2.7
                    Baa of Moody's or BBB of S&P .....................................           0.8
                    Not rated* .......................................................           0.9
                                                                                              ------
                                                                                               100.0%
                                                                                              ======

                    PORTFOLIO ABBREVIATIONS:
                    ------------------------
                    AMBAC - American Municipal Bond Assurance Corp.
                    LOC -   Letter of Credit
                    MBIA -  Municipal Bond Investors Assurance
                    NR -    Not Rated
                    XLCA -  XL Capital Assurance

                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                       STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2007 (UNAUDITED)

ASSETS
     Investments at value (cost $402,763,183) .........................................    $419,061,685
     Cash .............................................................................         714,847
     Interest receivable ..............................................................       5,803,968
     Receivable for Trust shares sold .................................................          46,817
     Other assets .....................................................................          11,962
                                                                                           ------------
     Total assets .....................................................................     425,639,279
                                                                                           ------------
LIABILITIES
   Dividends payable ..................................................................         344,290
   Payable for Trust shares redeemed ..................................................         192,477
   Management fees payable ............................................................         145,333
   Distribution and service fees payable ..............................................          70,318
   Accrued expenses ...................................................................          86,474
                                                                                           ------------
   Total liabilities ..................................................................         838,892
                                                                                           ------------
NET ASSETS ............................................................................    $424,800,387
                                                                                           ============
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share     $    393,700
   Additional paid-in capital .........................................................     406,518,776
   Net unrealized appreciation on investments (note 4) ................................      16,298,502
   Undistributed net investment income ................................................         455,435
   Accumulated net realized gain on investments .......................................       1,133,974
                                                                                           ------------
                                                                                           $424,800,387
                                                                                           ============
CLASS A
   Net Assets .........................................................................    $352,317,168
                                                                                           ============
   Capital shares outstanding .........................................................      32,648,216
                                                                                           ============
   Net asset value and redemption price per share .....................................    $      10.79
                                                                                           ============
   Offering price per share (100/96 of $10.79 adjusted to nearest cent) ...............    $      11.24
                                                                                           ============
CLASS C
   Net Assets .........................................................................    $ 28,971,185
                                                                                           ============
   Capital shares outstanding .........................................................       2,686,919
                                                                                           ============
   Net asset value and offering price per share .......................................    $      10.78
                                                                                           ============
   Redemption price per share (* a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ......................................    $      10.78*
                                                                                           ============
CLASS Y
   Net Assets .........................................................................    $ 43,512,034
                                                                                           ============
   Capital shares outstanding .........................................................       4,034,888
                                                                                           ============
   Net asset value, offering and redemption price per share ...........................    $      10.78
                                                                                           ============

                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                             STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)

INVESTMENT INCOME:

     Interest income ......................................                       $    9,755,436

     Management fees (note 3) .............................    $      858,384
     Distribution and service fees (note 3) ...............           420,260
     Transfer and shareholder servicing agent fees ........           142,619
     Trustees' fees and expenses (note 8) .................           121,529
     Shareholders' reports and proxy statements ...........            44,514
     Legal fees (note 3) ..................................            39,548
     Insurance ............................................            14,248
     Registration fees and dues ...........................            11,139
     Auditing and tax fees ................................            10,528
     Chief compliance officer (note 3) ....................             2,266
     Custodian fees .......................................             1,159
     Miscellaneous ........................................            27,039
                                                               --------------
                                                                    1,693,233
     Expenses paid indirectly (note 6) ....................           (27,393)
                                                               --------------
     Net expenses .........................................                            1,665,840
                                                                                  --------------
     Net investment income ................................                            8,089,596

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions          1,141,368
     Change in unrealized appreciation on investments .....        (3,184,664)
                                                               --------------
     Net realized and unrealized gain (loss) on investments                           (2,043,296)
                                                                                  --------------
     Net change in net assets resulting from operations ...                       $    6,046,300
                                                                                  ==============

                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                             SIX MONTHS ENDED
                                                              MARCH 31, 2007      YEAR ENDED
                                                                (UNAUDITED)    SEPTEMBER 30, 2006
                                                             ----------------  ------------------
OPERATIONS:
    Net investment income .................................    $   8,089,596     $  16,420,956
    Net realized gain (loss) from securities transactions .        1,141,368            66,782
    Change in unrealized appreciation on investments ......       (3,184,664)       (1,954,497)
                                                               -------------     -------------
       Change in net assets resulting from operations .....        6,046,300        14,533,241
                                                               -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS (note 10):
    Class A Shares:
    Net investment income .................................       (6,731,723)      (13,764,420)
    Net realized gain on investments ......................          (61,050)         (712,918)

    Class C Shares:
    Net investment income .................................         (457,897)       (1,110,469)
    Net realized gain on investments ......................           (5,383)          (78,778)

    Class Y Shares:
    Net investment income .................................         (876,215)       (1,494,864)
    Net realized gain on investments ......................           (7,678)          (62,711)
                                                               -------------     -------------
       Change in net assets from distributions ............       (8,139,946)      (17,224,160)
                                                               -------------     -------------
CAPITAL SHARE TRANSACTIONS (note 7):
    Proceeds from shares sold .............................       17,611,275        52,271,988
    Reinvested dividends and distributions ................        4,690,310        10,144,731
    Cost of shares redeemed ...............................      (30,871,235)      (70,988,657)
                                                               -------------     -------------
       Change in net assets from capital share transactions       (8,569,650)       (8,571,938)
                                                               -------------     -------------
       Change in net assets ...............................      (10,663,296)      (11,262,857)

NET ASSETS:
    Beginning of period ...................................      435,463,683       446,726,540
                                                               -------------     -------------
    End of period* ........................................    $ 424,800,387     $ 435,463,683
                                                               =============     =============

    * Includes undistributed net investment income of: ....    $     455,435     $     604,915
                                                               =============     =============

                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                          NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2007 (UNAUDITED)

1. ORGANIZATION

      Tax-Free Trust of Oregon (the "Trust") is a separate portfolio of The Cascades Trust. The Cascades Trust (the "Business Trust") is an open-end investment company, which was organized on October 17, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust is a non-diversified portfolio which commenced operations on June 16, 1986 and until April 5, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On January 31, 1998 the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing sevice at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATION: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2006, there were no permanent items identified that have been reclassed among other components of net assets.

g) NEW ACCOUNTING PRONOUNCEMENTS: In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required to be implemented no later than March 31, 2008 and is to be applied to all open tax years as of that date. At this time, management does not believe the adoption of FIN 48 will result in any material impact on the Trust's financial statements.

      In  September  2006,  FASB issued  FASB  Statement  No.  157,  "Fair Value
      Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes adoption of SFAS 157 will have no material impact on the Trust's financial statements.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a Sub-Adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Trust and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Trust's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40% of the Trust's net assets.

      FAF Advisors, Inc. (formerly known as U.S. Bancorp Asset Management, Inc. until March 31, 2006) (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Trust's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.18% on the Trust's net assets.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust's Prospectus and Statement of Additional Information.

      b) DISTRIBUTION AND SERVICE FEES:

      The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the six months ended March 31, 2007, service fees on Class A Shares amounted to $265,393 of which the Distributor retained $12,597.

Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the six months ended March 31, 2007, amounted to $116,150. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the six months ended March 31, 2007, amounted to $38,717. The total of these payments made with respect to Class C Shares amounted to $154,867, of which the Distributor retained $36,256.

      Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Oregon, with the bulk of sales commissions inuring to such dealers. For the six months ended March 31, 2007, total commissions on sales of Class A Shares amounted to $214,857 of which the Distributor received $42,627.

c) OTHER RELATED PARTY TRANSACTIONS

      For the six months ended March 31, 2007 the Trust incurred $38,298 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Trust, for legal services in conjunction with the Trust's ongoing operations. The Secretary of the Trust is a Partner at that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the six months ended March 31, 2007, purchases of securities and proceeds from the sales of securities aggregated $39,816,547 and $46,282,714, respectively.

      At March 31, 2007, the aggregate tax cost for all securities was $402,510,811. At March 31, 2007, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $16,698,872 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $147,998 for a net unrealized appreciation of $16,550,874.

5. PORTFOLIO ORIENTATION

      Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Oregon, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon and whatever effects these may have upon Oregon issuers' ability to meet their obligations. Two such developments, Measure 5, a 1990 amendment to the Oregon Constitution, as well as Measures 47 and 50, limit the taxing and spending authority of certain Oregon governmental entities. These amendments could have an adverse effect on the general financial condition of certain municipal entities that would impair the ability of certain Oregon issuer's to pay interest and principal on their obligations.

6. EXPENSES

      The Trust has negotiated an expense offset arrangement with its custodian, wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances.The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Trust were as follows:

                                        Six Months Ended
                                         March 31, 2007                      Year Ended
                                          (unaudited)                    September 30, 2006
                                 -----------------------------     -----------------------------
                                    Shares           Amount           Shares           Amount
                                 ------------     ------------     ------------     ------------
CLASS A SHARES:
    Proceeds from shares sold         912,037     $  9,876,559        2,775,260     $ 29,913,615
    Reinvested dividends and
        distributions .......         384,255        4,156,637          832,902        8,982,515
    Cost of shares redeemed .      (1,719,572)     (18,627,010)      (4,346,543)     (46,771,108)
                                 ------------     ------------     ------------     ------------
        Net change ..........        (423,280)      (4,593,814)        (738,381)      (7,874,978)
                                 ------------     ------------     ------------     ------------
CLASS C SHARES:
    Proceeds from shares sold         125,700        1,357,090          367,650        3,963,698
    Reinvested dividends and
        distributions .......          27,365          295,853           69,881          753,246
    Cost of shares redeemed .        (500,899)      (5,423,804)      (1,248,819)     (13,453,772)
                                 ------------     ------------     ------------     ------------
        Net change ..........        (347,834)      (3,770,861)        (811,288)      (8,736,828)
                                 ------------     ------------     ------------     ------------
CLASS Y SHARES:
    Proceeds from shares sold         589,242        6,377,626        1,708,678       18,394,675
    Reinvested dividends and
        distributions .......          21,947          237,820           38,019          408,970
    Cost of shares redeemed .        (629,953)      (6,820,421)        (998,212)     (10,763,777)
                                 ------------     ------------     ------------     ------------
        Net change ..........         (18,764)        (204,975)         748,485        8,039,868
                                 ------------     ------------     ------------     ------------
Total transactions in Trust
    shares ..................        (789,878)    $ (8,569,650)        (801,184)    $ (8,571,938)
                                 ============     ============     ============     ============

8. TRUSTEES' FEES AND EXPENSES

      At March 31, 2007 there were 8 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the six months ended March 31, 2007 was $93,250, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional or special meetings are held, the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting of Shareholders. For the six months ended March 31, 2007, such meeting-related expenses amounted to $28,279.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. On the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Oregon income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates.

      The tax character of distributions:

                                                Year Ended September 30,
                                                 2006              2005
                                             -----------       -----------
      Net tax-exempt income                  $16,356,601       $16,473,095
      Ordinary income                             13,152           123,643
      Capital gain                               854,407           207,792
                                             -----------       -----------
                                             $17,224,160       $16,804,530
                                             ===========       ===========

      As of September 30, 2006, the components of distributable earnings on a tax basis were as follows:

      Accumulated net realized
        long term capital gain                                 $    66,717
      Unrealized appreciation                                   19,748,117
      Undistributed tax-exempt
        income                                                     166,722
                                                               -----------
                                                               $19,981,556
                                                               ===========

      At September  30, 2006,  the  difference  between book basis and tax basis
unrealized   appreciation   is   attributable   primarily   to  wash  sales  and
premium/discount adjustments.

                            TAX-FREE TRUST OF OREGON
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                            Class A
                                                       ----------------------------------------------------------------------------
                                                       Six Months
                                                          Ended                          Year Ended September 30,
                                                         3/31/07        -----------------------------------------------------------
                                                       (unaudited)        2006         2005         2004         2003         2002
                                                       -----------      -------      -------      -------      -------      -------
Net asset value, beginning of period ................    $ 10.84        $ 10.91      $ 11.01      $ 11.04      $ 11.12      $ 10.72
                                                         -------        -------      -------      -------      -------      -------
Income (loss) from investment operations:
    Net investment income + .........................       0.21           0.41         0.42         0.44         0.45         0.48
    Net gain (loss) on securities (both
        realized and unrealized) ....................      (0.05)         (0.05)       (0.10)       (0.01)       (0.06)        0.41
                                                         -------        -------      -------      -------      -------      -------
    Total from investment operations ................       0.16           0.36         0.32         0.43         0.39         0.89
                                                         -------        -------      -------      -------      -------      -------
Less distributions (note 10):
    Dividends from net investment income ............      (0.21)         (0.41)       (0.41)       (0.44)       (0.45)       (0.47)
    Distributions from capital gains ................           ++        (0.02)       (0.01)       (0.02)       (0.02)       (0.02)
                                                         -------        -------      -------      -------      -------      -------
    Total distributions .............................      (0.21)         (0.43)       (0.42)       (0.46)       (0.47)       (0.49)
                                                         -------        -------      -------      -------      -------      -------
Net asset value, end of period ......................    $ 10.79        $ 10.84      $ 10.91      $ 11.01      $ 11.04      $ 11.12
                                                         =======        =======      =======      =======      =======      =======
Total return (not reflecting sales charge) ..........       1.46%**        3.42%        2.98%        3.97%        3.65%        8.59%

Ratios/supplemental data
    Net assets, end of period (in millions) .........    $   352        $   359      $   369      $   367      $   361      $   345
    Ratio of expenses to average net assets .........       0.73%*         0.75%        0.77%        0.72%        0.71%        0.71%
    Ratio of net investment income to average
        net assets ..................................       3.80%*         3.82%        3.79%        4.02%        4.11%        4.45%
    Portfolio turnover rate .........................          9%**          16%          14%          11%          12%          11%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of expenses to average net assets .........       0.73%*         0.74%        0.76%        0.71%        0.70%        0.69%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++    Less than $0.01 per share.
*     Annualized.
**    Not annualized.

                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                            Class C
                                                       ----------------------------------------------------------------------------
                                                       Six Months
                                                          Ended                          Year Ended September 30,
                                                         3/31/07        -----------------------------------------------------------
                                                       (unaudited)        2006         2005         2004         2003         2002
                                                       -----------      -------      -------      -------      -------      -------
Net asset value, beginning of period ................    $ 10.84        $ 10.90      $ 11.00      $ 11.03      $ 11.11      $ 10.71
                                                         -------        -------      -------      -------      -------      -------
Income (loss) from investment operations:
   Net investment income + ..........................       0.16           0.32         0.32         0.35         0.36         0.38
   Net gain (loss) on securities (both
      realized and unrealized) ......................      (0.06)         (0.04)       (0.09)       (0.02)       (0.06)        0.42
                                                         -------        -------      -------      -------      -------      -------
   Total from investment operations .................       0.10           0.28         0.23         0.33         0.30         0.80
                                                         -------        -------      -------      -------      -------      -------
Less distributions (note 10):
   Dividends from net investment income .............      (0.16)         (0.32)       (0.32)       (0.34)       (0.36)       (0.38)
   Distributions from capital gains .................           ++        (0.02)       (0.01)       (0.02)       (0.02)       (0.02)
                                                         -------        -------      -------      -------      -------      -------
   Total distributions ..............................      (0.16)         (0.34)       (0.33)       (0.36)       (0.38)       (0.40)
                                                         -------        -------      -------      -------      -------      -------
Net asset value, end of period ......................    $ 10.78        $ 10.84      $ 10.90      $ 11.00      $ 11.03      $ 11.11
                                                         =======        =======      =======      =======      =======      =======
Total return (not reflecting sales charge) ..........       0.94%**        2.64%        2.10%        3.09%        2.77%        7.67%

Ratios/supplemental data
   Net assets, end of period (in millions) ..........    $  29.0        $  32.9      $  41.9      $  41.4      $  43.9      $  25.9
   Ratio of expenses to average net assets ..........       1.58%*         1.60%        1.62%        1.57%        1.55%        1.55%
   Ratio of net investment income to
      average net assets ............................       2.96%*         2.97%        2.94%        3.17%        3.22%        3.56%
   Portfolio turnover rate ..........................          9%**          16%          14%          11%          12%          11%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ..........       1.58%*         1.59%        1.61%        1.56%        1.54%        1.54%

                                                                                           Class Y
                                                       ----------------------------------------------------------------------------
                                                       Six Months
                                                          Ended                          Year Ended September 30,
                                                         3/31/07        -----------------------------------------------------------
                                                       (unaudited)        2006         2005         2004         2003         2002
                                                       -----------      -------      -------      -------      -------      -------
Net asset value, beginning of period ................    $ 10.84        $ 10.90      $ 11.00      $ 11.03      $ 11.11      $ 10.72
                                                         -------        -------      -------      -------      -------      -------
Income (loss) from investment operations:
   Net investment income + ..........................       0.21           0.43         0.43         0.46         0.47         0.49
   Net gain (loss) on securities (both
      realized and unrealized) ......................      (0.06)         (0.04)       (0.09)       (0.06)        0.41
                                                         -------        -------      -------      -------      -------      -------
   Total from investment operations .................       0.15           0.39         0.34         0.44         0.41         0.90
                                                         -------        -------      -------      -------      -------      -------
Less distributions (note 10):
   Dividends from net investment income .............      (0.21)         (0.43)       (0.43)       (0.45)       (0.47)       (0.49)
   Distributions from capital gains .................         ++          (0.02)       (0.01)       (0.02)       (0.02)       (0.02)
                                                         -------        -------      -------      -------      -------      -------
   Total distributions ..............................      (0.21)         (0.45)       (0.44)       (0.47)       (0.49)       (0.51)
                                                         -------        -------      -------      -------      -------      -------
Net asset value, end of period ......................    $ 10.78        $ 10.84      $ 10.90      $ 11.00      $ 11.03      $ 11.11
                                                         =======        =======      =======      =======      =======      =======
Total return (not reflecting sales charge) ..........       1.44%**        3.67%        3.11%        4.13%        3.80%        8.65%

Ratios/supplemental data
   Net assets, end of period (in millions) ..........    $  43.5        $  43.9      $  36.0      $  37.0      $  37.1      $  31.2
   Ratio of expenses to average net assets ..........       0.58%*         0.60%        0.62%        0.57%        0.56%        0.56%
   Ratio of net investment income to
      average net assets ............................       3.95%*         3.97%        3.95%        4.17%        4.26%        4.59%
   Portfolio turnover rate ..........................          9%**          16%          14%          11%          12%          11%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ..........       0.58%*         0.59%        0.61%        0.56%        0.55%        0.54%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++    Less than $0.01 per share.
*     Annualized.
**    Not annualized.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on October 1, 2006 and held for the six months ended March 31, 2007.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED MARCH 31, 2007

                       ACTUAL
                    TOTAL RETURN      BEGINNING        ENDING        EXPENSES
                       WITHOUT        ACCOUNT          ACCOUNT     PAID DURING
                  SALES CHARGES(1)      VALUE          VALUE       THE PERIOD(2)
--------------------------------------------------------------------------------
Class A                 1.46%         $1,000.00       $1,014.60        $3.67
--------------------------------------------------------------------------------
Class C                 0.94%         $1,000.00       $1,009.40        $7.92
--------------------------------------------------------------------------------
Class Y                 1.44%         $1,000.00       $1,014.40        $2.91
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.73%, 1.58% AND 0.58% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED MARCH 31, 2007

                     HYPOTHETICAL
                      ANNUALIZED      BEGINNING       ENDING          EXPENSES
                         TOTAL        ACCOUNT         ACCOUNT       PAID DURING
                        RETURN          VALUE         VALUE        THE PERIOD(1)
--------------------------------------------------------------------------------
Class A                  5.00%        $1,000.00      $1,021.29         $3.68
--------------------------------------------------------------------------------
Class C                  5.00%        $1,000.00      $1,017.05         $7.95
--------------------------------------------------------------------------------
Class Y                  5.00%        $1,000.00      $1,022.04         $2.92
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.73%, 1.58% AND 0.58% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds(SM) produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Trust twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Trust's portfolio other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q which is available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2006 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOUNDERS

  Lacy B. Herrmann, Chairman Emeritus
  Aquila Management Corporation

MANAGER

  AQUILA INVESTMENT MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

INVESTMENT SUB-ADVISER

  faf advisOrs, INC.
  555 S.W. Oak Street
  U.S. Bancorp Tower
  Portland, Oregon 97204

BOARD OF TRUSTEES

  James A. Gardner, Chair
  Diana P. Herrmann, Vice Chair
  Gary C. Cornia
  Edmund P. Jensen
  Timothy J. Leach
  John W. Mitchell
  Ralph R. Shaw
  Nancy Wilgenbusch

OFFICERS

  Diana P. Herrmann, President
  James M. McCullough, Senior Vice President
  Sally J. Church, Vice President
  Christine L. Neimeth, Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR

  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT

  PFPC Inc.
  101 Sabin Street
  Pawtucket, RI 02860

CUSTODIAN

  JPMorgan Chase Bank, N.A.
  1111 Polaris Parkway
  Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  Tait, Weller & Baker LLP
  1818 Market Street, Suite 2400
  Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.



ITEM 2.  CODE OF ETHICS.

	 NOt applicable

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

	 NOt applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

	 No applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

		Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.


(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE TRUST OF OREGON


By:  /s/  Diana P. Herrmann
- ---------------------------------
Vice Chair, President and Trustee
June 7, 2007




By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Chief Financial Officer
June 7, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- ---------------------------------
Diana P. Herrmann
Vice Chair, President and Trustee
June 7, 2007





By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
June 7, 2007



TAX-FREE TRUST OF OREGON

EXHIBIT INDEX


(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.